Document and Entity Information	Jul. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2024
Entity File Number	1-36214
Entity Registrant Name	HOLOGIC, INC.
Entity Central Index Key	0000859737
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2902449
Entity Address, Address Line One	250 Campus Drive
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	508
Local Phone Number	263-2900
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	HOLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false